CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Long-term portion of ore in stockpiles and ore on leach pads	$ 309.8	$ 303.3
Deferred charges, net of amortization	6.0	32.5
Long-term receivables	124.1	171.0
Advances for the purchase of capital equipment	9.1	15.1
Restricted cash	25.0
Unrealized fair value of derivative assets	10.5	4.5
Other	52.7	46.3
Total other long-term assets	$ 537.2	$ 572.7